PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Deferred Taxes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets:
Allowance for Doubtful Accounts	$ 998,674	$ 984,437
Inventory Reserve	99,060	219,474
Deferred Rent	13,511	18,978
Accrued Expenses	183,965	131,916
Operating Lease Liabilities	1,918,288	606,718
Non-qualified Stock Options	863,726	863,726
Stock-based Compensation	3,465,882
Loss on Disposal of Subsidiary	1,600,209	1,720,979
Operating Losses	39,244,750	19,527,783
Property and Equipment and Depreciation	86,553
Total Deferred Tax Assets	48,474,618	24,074,011
Valuation Allowance	(36,303,097)	(22,588,540)
Net Deferred Tax Assets	12,171,521	1,485,471
Deferred Tax Liabilities:
Contingent Consideration		(1,203,039)
Property, Plant & Equipment	(8,750,472)	(882,277)
Right-of-Use Assets	(1,908,717)	(598,774)
State Taxes		(76,672)
Total Deferred Tax Liabilities	(10,659,189)	(2,760,762)
Net Deferred Tax Assets (Liabilities)	$ (1,512,332)	$ (1,275,291)